Commitments and Contingencies (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	May 31, 2013	Nov. 30, 2009 S1P1R Modulators License Agreement TSRI	May 31, 2009 S1P1R Modulators License Agreement TSRI	Apr. 30, 2009 S1P1R Modulators License Agreement TSRI Minimum item	Apr. 30, 2009 S1P1R Modulators License Agreement TSRI Maximum	Nov. 30, 2009 Technology Platform License Agreement TSRI	Jun. 30, 2009 Technology Platform License Agreement TSRI	Jun. 30, 2009 Technology Platform License Agreement TSRI Maximum
Commitments and contingencies
Common stock issued (in shares)	5,933,277	7,276	17,930			7,276	17,930
Percentage of royalties payable on annual net sales of Licensed Product				1.50%	2.00%
Percentage of royalties payable on annual net sales of Non-Patent Product				0.75%	1.00%
Number of generic versions of Non-Patent Product commercially sold				1
Product development milestone payments					$ 4.4			$ 1.0
Payment of ATI as a percentage of the first $100 million of cumulative ATI							7.50%
Amount of ATI on the first $2.5 million of cumulative ATI							0
Amount of the first cumulative ATI for calculating the payments percentage of ATI							100
Amount of the first cumulative ATI on which no ATI payments shall be due							2.5
Threshold amount of cumulative ATI for determination of reduced percentage for the payments of ATI							$ 100